Earnings / (loss) per share (Tables)	6 Months Ended
Jun. 30, 2013
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	2013		2012
	Basic LPS	Diluted LPS	Basic EPS	Diluted EPS
Net income / (loss)	$(36,844)	$(36,844)	$4,107	$4,107
Less distributed earnings allocated to restricted shares	-	-	(14)	-
Net income / (loss) available to common stockholders	(36,844)	(36,844)	4,093	4,107

Weighted average number of common shares, basic and diluted	32,273,274	32,273,274	22,947,082	22,947,082

Earnings / (loss) per common share, basic and diluted	$(1.14)	$(1.14)	$0.18	$0.18